CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Voting common stock	Non-voting common stock	Total
Balance at Jun. 30, 2013	$ 92,745	$ 12,524	$ (1,914)	$ 9,566	$ 881	$ 113,802
Balance (in shares) at Jun. 30, 2013				9,565,680	880,963
Net income		2,692				2,692
Other comprehensive income (loss), net of tax			631			631
Common stock repurchased	(2,531)			$ (292)		(2,823)
Common stock repurchased (in shares)				(291,200)
Dividends on common stock at $0.04 and $0.28 per share for the nine month periods ended June 30, 2015 and 2014, respectively		(2,922)				(2,922)
Stock-based compensation	686					686
Forfeiture of restricted common stock	14			$ (14)
Forfeiture of restricted common stock (in shares)				(14,149)
Balance at Jun. 30, 2014	90,914	12,294	(1,283)	$ 9,260	$ 881	112,066
Balance (in shares) at Jun. 30, 2014				9,260,331	880,963
Net income		7,141				7,141
Other comprehensive income (loss), net of tax			(5)			(5)
Common stock repurchased	(5,955)			$ (711)		(6,666)
Common stock repurchased (in shares)				(710,662)
Conversion of voting common stock to non-voting common stock				$ (132)	$ 132
Conversion of voting common stock to non-voting common stock (in shares)				(131,776)	131,776
Issuance of restricted common stock	(174)			$ 174
Issuance of restricted common stock (in shares)				174,000
Dividends on common stock at $0.04 and $0.28 per share for the nine month periods ended June 30, 2015 and 2014, respectively		(402)				(402)
Stock-based compensation	705					705
Forfeiture of restricted common stock	16			$ (16)
Forfeiture of restricted common stock (in shares)				(16,749)
Balance at Jun. 30, 2015	$ 85,506	$ 19,033	$ (1,288)	$ 8,575	$ 1,013	$ 112,839
Balance (in shares) at Jun. 30, 2015				8,575,144	1,012,739